Repurchase Agreements - Cost and Maturities of Company's Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 38,353	$ 47,655
Average Rate	1.24%	0.91%
Various Customers [Member] | Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 38,353	$ 47,655
Average Rate	1.24%	0.91%